Annual Total Returns - BlackRock Advantage Large Cap Core Fund (Service) [BarChart] - Service - BlackRock Advantage Large Cap Core Fund - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.28%)
Annual Return 2012	14.30%
Annual Return 2013	33.31%
Annual Return 2014	11.56%
Annual Return 2015	(0.04%)
Annual Return 2016	9.67%
Annual Return 2017	21.81%
Annual Return 2018	(5.56%)
Annual Return 2019	28.78%
Annual Return 2020	19.56%